Note 5 - Loans and Related Allowance for Loan and Lease Losses - Nonaccrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans, current balance	$ 7,858	$ 8,879
Loans, past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans, current balance	458	1,162
Loans, past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans, current balance	3,758	3,289
Loans, past due	0	0
Residential Portfolio Segment [Member]
Loans, current balance	2,487	2,576
Loans, past due	0	0
Commercial And Industrial [Member]
Loans, current balance	509	946
Loans, past due	0	0
Home Equity Lines of Credit [Member]
Loans, current balance	422	709
Loans, past due	0	0
Consumer Portfolio Segment [Member]
Loans, current balance	224	197
Loans, past due	$ 0	$ 0